Assumed Common Stock Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Warrants And Rights Note Disclosure [Abstract]
Assumed Common Stock Warrants

Note 9. Assumed Common Stock Warrants

As of March 31, 2021 and December 31, 2020, there are 8,660,225 and 18,149,989 warrants outstanding, respectively.

As part of Kensington’s initial public offering, 11,499,989 Public Warrants were sold. The Public Warrants entitle the holder thereof to purchase one share of Class A Common Stock at a price of $11.50 per share, subject to adjustments. The Public Warrants may be exercised only for a whole number of shares of Class A Common Stock. No fractional shares will be issued upon exercise of the warrants. The Public Warrants will expire at 5:00 p.m. New York City time on November 25, 2025, or earlier upon redemption or liquidation. The Public Warrants are listed on the NYSE under the symbol “QS.WS”.

The Company may redeem the Public Warrants starting July 30, 2021, in whole and not in part, at a price of $0.01 per warrant, so long as the Company provides not less than 30 days’ prior written notice of redemption to each warrantholder, and if, and only if, the reported last sale price of Class A Common Stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date the Company sends the notice of redemption to the warrantholders.

Simultaneously with Kensington’s initial public offering, Kensington consummated a private placement of 6,575,000 Private Placement Warrants with the Sponsor. Kensington issued an additional 75,000 warrants in connection with the closing of the Business Combination, constituting the Working Capital Warrants. Each Private Placement Warrant and Working Capital Warrant is exercisable for one share of Class A Common Stock at a price of $11.50 per share, subject to adjustment. The Private Placement Warrants and Working Capital Warrants are identical to the Public Warrants, except that:

(1) the Private Placement Warrants and Working Capital Warrants and the shares of Class A Common Stock issuable upon exercise of the Private Placement Warrants and Working Capital Warrants are not transferable, assignable or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions,

(2) the Private Placement Warrants and Working Capital Warrants are non-redeemable (except as described below) so long as they are held by the Sponsor or its permitted transferees. Commencing September 28, 2021, the Company may redeem the outstanding Public Warrants, Private Placement Warrants and Working Capital Warrants:

•	in whole and not in part;

•

at $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares of Class A Common Stock to be determined by reference to a table in the warrant agreement;

•

if, and only if, the last reported sale price of the Company’s Class A Common Stock equals or exceeds $10.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) on the trading day prior to the date on which the Company sends the notice of redemption to the warrantholders;

•

if, and only if, the Private Placement Warrants and Working Capital Warrants are also concurrently called for redemption at the same price (equal to a number of shares of Class A Common Stock) as the outstanding Public Warrants, as described above; and

•

if, and only if, there is an effective registration statement covering the shares of Class A Common Stock (or a security other than the Class A Common Stock into which the Class A Common Stock has been converted or exchanged for in the event the Company is not the surviving company in the initial Business Combination) issuable upon exercise of the warrants and a current prospectus relating thereto available throughout the 30-day period after written notice of redemption is given.

(3) the Private Placement Warrants and Working Capital Warrants may be exercised by the holders on a cashless basis, and

(4) the holders of the Private Placement Warrants and Working Capital Warrants (including with respect to the shares of common stock issuable upon exercise of the Private Placement Warrants and Working Capital Warrants) are entitled to registration rights. If the Private Placement Warrants and Working Capital Warrants are held by someone other than the Sponsor or its permitted transferees, the Private Placement Warrants and Working Capital Warrants will cease to be Private Placement Warrants or Working Capital Warrants, as applicable, and become Public Warrants and be redeemable by the Company in all redemption scenarios and exercisable by such holders on the same basis as the other Public Warrants.

On February 13, 2021 the Warrant Agreement, dated June 25, 2020, by and between the Company and Continental Stock Transfer & Trust Company, was amended to allow for earlier exercise of the Public Warrants. Prior to the amendment, the Public Warrants were exercisable starting on June 30, 2021. Following the amendment, the Public Warrants became exercisable starting on March 5, 2021, at which time holders of Public Warrants could begin exercising their right to purchase one share of the Company’s Class A Common Stock for $11.50 for each Public Warrant. All other terms, including the redemption terms, for the Public Warrants remain unchanged; the Company may not redeem Public Warrants before July 30, 2021. The terms for the Private Placement Warrants and Working Capital Warrants remain unchanged.

The Company concluded the Public Warrants and Private Placement Warrants, or Assumed Common Stock Warrants, meet the definition of a derivative under ASC 815 (as described in Note 2) and are recorded as liabilities. Upon consummation of the Business Combination, the fair value of the Assumed Common Stock Warrants was recorded on the Condensed Consolidated Balance Sheet. The fair value of the Assumed Common Stock Warrants was remeasured as of March 31, 2021, resulting in a $30.8 million non-cash change in fair value of Assumed Common Stock Warrant liabilities in the Condensed Consolidated Statements of Operations and Comprehensive Loss.

During the three months ended March 31, 2021, 9,489,764 Public Warrants were exercised for net proceeds of $109.1 million.

10. Assumed Common Stock Warrants

At December 31, 2020, there are 18,149,989 warrants outstanding.

As part of Kensington’s initial public offering, 11,499,989 Public Warrants were sold. The Public Warrants entitle the holder thereof to purchase one share of Class A Common Stock at a price of $11.50 per share, subject to adjustments. The Public Warrants may be exercised only for a whole number of shares of Class A Common Stock. No fractional shares will be issued upon exercise of the warrants. The Public Warrants will expire at 5:00 p.m. New York City time on November 25, 2025, or earlier upon redemption or liquidation. The Public Warrants are listed on the NYSE under the symbol “QS.WS.”

The Company may redeem the Public Warrants starting July 30, 2021, in whole and not in part, at a price of $0.01 per warrant, so long as the Company provides not less than 30 days’ prior written notice of redemption to each warrantholder, and if, and only if, the reported last sale price of Common Stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date the Company sends the notice of redemption to the warrantholders.

Simultaneously with Kensington’s initial public offering, Kensington consummated a private placement of 6,575,000 Private Placement Warrants with Kensington’s sponsor. Kensington issued an additional 75,000 Working Capital Warrants in connection with the closing of the Business Combination. Each Private Placement Warrant and Working Capital Warrant is exercisable for one share of Class A Common Stock at a price of $11.50 per share, subject to adjustment. The Private Placement Warrants and Working Capital Warrants are identical to the Public Warrants, except that:

(1) the Private Placement Warrants and Working Capital Warrants and the shares of Class A Common Stock issuable upon exercise of the Private Placement Warrants and Working Capital Warrants are not transferable, assignable or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions,

(2) the Private Placement Warrants and Working Capital Warrants are non-redeemable (except as described below) so long as they are held by the sponsor or its permitted transferees. Commencing September 28, 2021, the Company may redeem the outstanding Public Warrants, Private Placement Warrants and Working Capital Placement Warrants:

•	in whole and not in part;

•

at $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares of Class A Common Stock to be determined by reference to a table in the warrant agreement;

•

if, and only if, the last reported sale price of the Company’s Class A Common Stock equals or exceeds $10.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) on the trading day prior to the date on which the Company sends the notice of redemption to the warrantholders;

•

if, and only if, the Private Placement Warrants and Working Capital Warrants are also concurrently called for redemption at the same price (equal to a number of shares of Class A Common Stock) as the outstanding Public Warrants, as described above; and

•

if, and only if, there is an effective registration statement covering the shares of Class A Common Stock (or a security other than the Class A Common Stock into which the Class A Common Stock has been converted or exchanged for in the event the Company is not the surviving company in the initial Business Combination) issuable upon exercise of the warrants and a current prospectus relating thereto available throughout the 30-day period after written notice of redemption is given.

(3) the Private Placement Warrants and Working Capital Warrants may be exercised by the holders on a cashless basis, and

(4) the holders of the Private Placement Warrants and Working Capital Warrants (including with respect to the shares of common stock issuable upon exercise of the Private Placement Warrants and Working Capital Warrants) are entitled to registration rights. If the Private Placement Warrants and Working Capital Warrants are held by someone other than the Sponsor or its permitted transferees, the Private Placement Warrants and Working Capital Warrants will cease to be Private Placement Warrants or Working Capital Warrants, as applicable, and become Public Warrants and be redeemable by the Company in all redemption scenarios and exercisable by such holders on the same basis as the other Public Warrants.

On February 13, 2021 the Warrant Agreement, dated June 25, 2020, by and between the Company and Continental Stock Transfer & Trust Company, was amended to allow for earlier exercise of the Public Warrants. Prior to the amendment, the Public Warrants were exercisable starting on June 30, 2021. Following the amendment, the Public Warrants are now exercisable starting on March 5, 2021, at which time holders of Public Warrants may exercise their right to purchase one share of the Company’s Class A Common Stock for $11.50 for each Public Warrant. All other terms, including the redemption terms, for the Public Warrants remain unchanged; the Company may not redeem Public Warrants before July 30, 2021. The terms for the Private Placement Warrants and Working Capital Warrants remain unchanged.

The Company concluded the Public Warrants and Private Placement Warrants, or Assumed Common Stock Warrants, meet the definition of a derivative under ASC 815 (as described in Note 2) and are recorded as liabilities. Upon consummation of the Business Combination, the fair value of the Assumed Common Stock Warrants was recorded on the Balance Sheet. The fair value of the Assumed Common Stock Warrants was remeasured as of December 31, 2020, resulting in a $581.9 million non-cash change in fair value of assumed common stock warrant liabilities in the Consolidated Statements of Operations and Comprehensive Loss.